Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Disaggregation of Revenue

Disaggregation of Revenue

	2020			2021			2022
REVENUE STREAM	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL	REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM OTHER SOURCES	TOTAL
Products	$133,794	$862	$135,656	$414,114	$1,540	$415,654	$249,247	$1,765	$251,012
Services	3,497	—	3,497	5,774	—	5,774	3,464	—	3,464
Total Revenue	$137,291	$862	$139,153	$419,888	$1,540	$421,428	$252,711	$1,765	$254,476

Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts

Remaining Performance Obligations in (partially) unsatisfied long-term contracts:

	DEFERRED REVENUE
	2021	2022
Balance at start of the period	$1,760	$1,517
Recognized revenue from prior years' invoicing	(1,760)	(1,517)
Amounts invoiced to be recognized over time	4,149	2,069
Recognized revenue from current year invoicing	(2,703)	(1,089)
Foreign exchange impact	71	19
Balance at end of the period	1,517	999